CONSOLIDATED STATEMENTS OF CASH FLOWS - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flow from operating activities
Loss before income tax	kr (1,722,710)	kr (962,280)
Adjustments for non-cash items	1,050,391	332,894
Interest received	5,080	21,777
Interest paid	(109,432)	(64,533)
Income tax paid	(7,081)	(3,020)
Net changes in working capital	42,041	285,549
Net cash used in operating activities	(741,711)	(389,612)
Cash flow from investing activities
Purchase of property, plant and equipment	(164,581)	(165,312)
Investments in interest in joint venture		(6,525)
Investments in short-term deposits	(1,218)	(738)
Proceeds from sale of property, plant and equipment	22,700	57,493
Net cash used in investing activities	(143,099)	(115,082)
Cash flow from financing activities
Proceeds from issue of ordinary shares and warrants	774,042	309,456
Proceeds from loans and borrowings	16,743	6,650
Proceeds from issue of convertible debenture	246,912	319,887
Change in factoring facility	205,236	166,216
Repayment of loans and borrowings		(320,000)
Repayment of lease liabilities	(137,218)	(121,975)
Cash paid due to settlements of derivative financial instruments	(10,914)	(3,787)
Net cash provided by financing activities	1,094,800	356,447
Net cash flow for the year	209,991	(148,247)
Cash at the beginning of the year	74,165	221,048
Exchange rate differences in cash	(5,330)	1,364
Cash at the end of the year	kr 278,825	kr 74,165